Events after the balance sheet date	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date
12. Events after the balance sheet date
On 11 July 2024, we received US$575 million from CIOH for its share of 2024 cash calls for the period ended 30 June 2024, which are scheduled based on budgeted expenditure.
On 15 July 2024, all conditions required for Rio Tinto’s investment to develop the Simandou high-grade iron ore deposit in Guinea were satisfied, including the completion of necessary Guinean and Chinese regulatory approvals. On the same date, Simfer Jersey's investment in Winning Consortium Simandou (WCS) for co-development of the rail and port infrastructure became unconditional.
On 17 July 2024, Simfer Jersey received equity injections of US$166 million from Rio Tinto and US$147 million from CIOH. These were used to acquire a 34% equity interest in the WCS Ports and Railway entities for combined consideration of US$313 million. Further shareholder loan funding to the WCS entities was made on the same day directly by Rio Tinto and CIOH in proportion to their 53%:47% ownership interest of Simfer Jersey.